7. Inventories, net	12 Months Ended
Dec. 31, 2020
Inventory Disclosure [Abstract]
Inventories, net

7.	Inventories, Net

Inventories as of December 31, 2020 and 2019 consisted of the following:

	December 31,	December 31,
	2020	2019
Finished goods	$13,921	$12,216
Goods in transit	1,045	1,326
Work in process	1,327	–
Raw materials	967	239
Total inventories, net	$17,260	$13,781

During the years ended December 31, 2020, 2019 and 2018, inventories were written down by nil, $103 and nil from continuing operations, respectively, to reflect the lower of cost or net realizable value.